Investment Objectives and Goals	Apr. 30, 2026
Monetta Fund
Prospectus [Line Items]
Risk/Return [Heading]	Monetta Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Monetta Fund seeks long-term capital growth.
Monetta Young Investor Fund
Prospectus [Line Items]
Risk/Return [Heading]	Monetta Young Investor Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Monetta Young Investor Fund (the “Young Investor Fund”) seeks long-term capital growth.